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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-4656
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                ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

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               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
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               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                Ellsworth Convertible Growth and Income Fund, Inc.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2004

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Item 1. Proxy Voting Record.

(a) Name of the issuer: Johnson & Johnson
(b) Exchange ticker symbol: JNJ
(c) CUSIP number: 478160104
(d) Shareholder meeting date: April 22, 2004

	(e) Matter voted on: Election of Directors
	(f) The matter was proposed by the issuer
	(g) The registrant cast its vote on the matter
	(h) The registrant cast its vote for election of all directors
	(i) The registrant cast its vote for management

	(e) Matter voted on: Ratification of the appointment of PricewaterhouseCoopers LLP as independent auditors, for the 2004 fiscal year
	(f) The matter was proposed by the issuer
	(g) The registrant cast its vote on the matter
	(h) The registrant cast its vote for the proposal
	(i) The registrant cast its vote for management

	(e) Matter voted on: Cessation of charitable contributions made by the issuer
	(f) The matter was proposed by a security holder
	(g) The registrant cast its vote on the matter
	(h) The registrant cast its vote against the proposal
	(i) The registrant cast its vote for management


(a) Name of the issuer: SBC Communications
(b) Exchange ticker symbol: SBC
(c) CUSIP number: 78387G10
(d) Shareholder meeting date: April 30, 2004

	(e) Matter voted on: Election of Directors
	(f) The matter was proposed by the issuer
	(g) The registrant cast its vote on the matter
	(h) The registrant cast its vote for election of all directors
	(i) The registrant cast its vote for management

	(e) Matter voted on: Ratification of the appointment of Ernst & Young LLP as independent auditors, for the 2004 fiscal year
	(f) The matter was proposed by the issuer
	(g) The registrant cast its vote on the matter
	(h) The registrant cast its vote for the proposal
	(i) The registrant cast its vote for management

	(e) Matter voted on: Amendment to bylaws to eliminate the classified board structure
	(f) The matter was proposed by a security holder
	(g) The registrant cast its vote on the matter
	(h) The registrant cast its vote against the proposal
	(i) The registrant cast its vote for management

	(e) Matter voted on: Disclosure of political contribution policies
	(f) The matter was proposed by a security holder
	(g) The registrant cast its vote on the matter
	(h) The registrant cast its vote against the proposal
	(i) The registrant cast its vote for management

	(e) Matter voted on: Board size reduction, from 21 directors to 14 directors
	(f) The matter was proposed by a security holder
	(g) The registrant cast its vote on the matter
	(h) The registrant cast its vote against the proposal
	(i) The registrant cast its vote for management


(a) Name of the issuer: UTStarcom
(b) Exchange ticker symbol: UTSI
(c) CUSIP number: 918076100
(d) Shareholder meeting date: May 14, 2004

	(e) Matter voted on: Election of Directors
	(f) The matter was proposed by the issuer
	(g) The registrant cast its vote on the matter
	(h) The registrant cast its vote for election of all directors
	(i) The registrant cast its vote for management

	(e) Matter voted on: Ratification of the appointment of PricewaterhouseCoopers LLP as independent auditors, for the 2004 fiscal year
	(f) The matter was proposed by the issuer
	(g) The registrant cast its vote on the matter
	(h) The registrant cast its vote for the proposal
	(i) The registrant cast its vote for management

(a) Name of the issuer: Covad Communications
(b) Exchange ticker symbol: COVD
(c) CUSIP number: 222814204
(d) Shareholder meeting date: May 14, 2004

	(e) Matter voted on: Election of Directors
	(f) The matter was proposed by the issuer
	(g) The registrant cast its vote on the matter
	(h) The registrant cast its vote for election of all directors
	(i) The registrant cast its vote for management

	(e) Matter voted on: Ratification of the appointment of PricewaterhouseCoopers LLP as independent auditors, for the 2004 fiscal year
	(f) The matter was proposed by the issuer
	(g) The registrant cast its vote on the matter
	(h) The registrant cast its vote for the proposal
	(i) The registrant cast its vote for management

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Convertible Growth and Income Fund, Inc.
By /s/Thomas H. Dinsmore
Principal Executive Officer
Date: August 11, 2004